Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		$ 1,458,933
Net carrying values at beginning of year				$ 1,458,933
Depreciation		(216,885)		(242,966)	$ (224,851)
Cost at end of year		1,318,526		1,458,933
Net carrying values at end of year		1,318,526			1,458,933
Gross carrying amount [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		3,847,669		3,935,762
Cumulative effect adjustment	[1]			26,258
Additions		95,892	[2]	11,438
Disposals/retirements		(97,040)		(84,732)
Impact of foreign exchange		(22,127)		(41,057)
Cost at end of year		3,824,394		3,847,669	3,935,762
Accumulated depreciation, amortisation and impairment [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year		(2,388,736)		(2,232,723)
Cumulative effect adjustment	[1]			92
Depreciation		(216,885)		(242,966)
Disposals/retirements		96,762		83,701
Impact of foreign exchange		2,991		3,160
Accumulated depreciation and impairment at end of year		(2,505,868)		(2,388,736)	(2,232,723)
Satellites [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values at beginning of year				1,334,294
Net carrying values at end of year		1,120,403			1,334,294
Satellites [Member] | Gross carrying amount [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		3,553,115		3,669,570
Cumulative effect adjustment	[1]
Additions	[2]
Disposals/retirements		(93,755)		(77,322)
Impact of foreign exchange		(16,028)		(39,133)
Cost at end of year		3,443,332		3,553,115	3,669,570
Satellites [Member] | Accumulated depreciation, amortisation and impairment [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year		(2,218,821)		(2,072,796)
Cumulative effect adjustment	[1]
Depreciation		(200,041)		(225,675)
Disposals/retirements		93,755		77,322
Impact of foreign exchange		2,178		2,328
Accumulated depreciation and impairment at end of year		(2,322,929)		(2,218,821)	(2,072,796)
Property and other equipment [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values at beginning of year				86,690
Net carrying values at end of year		78,312			86,690
Property and other equipment [Member] | Gross carrying amount [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		254,238		255,055
Cumulative effect adjustment	[1]			(474)
Additions		1,635	[2]	797
Disposals/retirements		(3,285)		(7,306)
Reclassifications and transfers from assets under construction		4,463		7,652
Impact of foreign exchange		(1,259)		(1,486)
Cost at end of year		255,792		254,238	255,055
Property and other equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year		(167,548)		(159,927)
Cumulative effect adjustment	[1]			92
Depreciation		(13,644)		(14,890)
Disposals/retirements		3,007		6,379
Impact of foreign exchange		705		798
Accumulated depreciation and impairment at end of year		(177,480)		(167,548)	(159,927)
Right-of-use assets [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values at beginning of year	[3]			26,774
Net carrying values at end of year	[3]	30,057			26,774
Right-of-use assets [Member] | Gross carrying amount [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year	[3]	29,141
Cumulative effect adjustment	[1],[3]			26,732
Additions	[3]	6,813	[2]	2,798
Disposals/retirements	[3]			(104)
Reclassifications and transfers from assets under construction	[3]
Impact of foreign exchange	[3]	(438)		(285)
Cost at end of year	[3]	35,516		29,141
Right-of-use assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Accumulated depreciation and impairment at beginning of year	[3]	(2,367)
Cumulative effect adjustment	[1],[3]
Depreciation	[3]	(3,200)		(2,401)
Disposals/retirements	[3]
Impact of foreign exchange	[3]	108		34
Accumulated depreciation and impairment at end of year	[3]	(5,459)		(2,367)
Assets under construction [Member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Net carrying values at beginning of year				11,175
Net carrying values at end of year		89,754			11,175
Assets under construction [Member] | Gross carrying amount [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cost at beginning of year		11,175		11,137
Cumulative effect adjustment	[1]
Additions		87,444	[2]	7,843
Reclassifications and transfers from assets under construction		(4,463)		(7,652)
Impact of foreign exchange		(4,402)		(153)
Cost at end of year		$ 89,754		11,175	$ 11,137
Assets under construction [Member] | Accumulated depreciation, amortisation and impairment [member]
Satellites, Property and Other Equipment (Details) - Schedule of satellites, property and other equipment [Line Items]
Cumulative effect adjustment	[1]

[1]	Relates to the recognition of the right-of-use assets in connection with the implementation of IFRS 16, Leases as at January 1, 2019.
[2]	Additions for assets under construction are net of a reduction related to the government grant of $8.0 million.
[3]	Right-of-use assets consisted primarily of property leases.